Other Financial Liabilities - Summary of Identification of Bank Borrowings by Company (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,041,653
Non-current, Maturity		854,256
Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		227,214
More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		814,439
One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		395,935
Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		322,594
Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		62,083
Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		28,548
More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		45,096
Secured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 395,987	67,805
Secured Liabilities [Member] | Current [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	11,275	16,266
Secured Liabilities [Member] | Current [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	384,712	51,539
Secured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	696,529	922,721
Secured Liabilities [Member] | Non Current [Member] | One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	194,043	154,273
Secured Liabilities [Member] | Non Current [Member] | Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	192,045	180,705
Secured Liabilities [Member] | Non Current [Member] | Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	192,727	178,330
Secured Liabilities [Member] | Non Current [Member] | Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,628	255,098
Secured Liabilities [Member] | Non Current [Member] | More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	98,086	154,315
Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	264,634
Non-current, Maturity		441,946
Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	99,500	264,812
Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	165,134
Non-current, Maturity		177,134
Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,357,885	2,626,127
Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	387,839	202,402
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	388,349	439,090
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	521,212	350,183
Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	479,064	227,794
Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 1,581,421	$ 1,406,658
Brazil | Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.33%	7.91%
Brazil | Secured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.31%	7.31%
Chile | Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	5.30%	5.30%
Colombia | Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	7.71%	7.44%
Peru | Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.06%	6.64%
Peru | Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Nominal Interest Rate	6.26%	6.34%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Itau Bba International Plc [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.81%
Nominal Interest Rate		4.80%
Current, Maturity		$ 1,583
Non-current, Maturity		75,601
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Itau Bba International Plc [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,583
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Itau Bba International Plc [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 75,601
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.42%
Nominal Interest Rate	6.42%
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 3,923
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	3,923
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	248,245
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	165,483
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | DEBENTURES 10 EMISSION (AMPL10) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	82,762
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2011 FINAME [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.84%
Nominal Interest Rate		8.70%
Current, Maturity		$ 2,637
Non-current, Maturity		3,925
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2011 FINAME [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		675
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2011 FINAME [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,962
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2011 FINAME [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,616
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2011 FINAME [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,309
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.04%
Nominal Interest Rate		3.00%
Current, Maturity		$ 2,141
Non-current, Maturity		7,277
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		543
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,598
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,130
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,130
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,130
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012 FINAME [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 887
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-A [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.69%
Nominal Interest Rate		9.45%
Current, Maturity		$ 6,298
Non-current, Maturity		3,134
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-A [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,598
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-A [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		4,700
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-A [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,134
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.71%
Nominal Interest Rate		10.45%
Current, Maturity		$ 6,301
Non-current, Maturity		3,134
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-B [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,601
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-B [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		4,700
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-B [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,134
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-F [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.82%
Nominal Interest Rate		6.65%
Current, Maturity		$ 135
Non-current, Maturity		135
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-F [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		34
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-F [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		101
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2012-F [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 135
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014 FINAME [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.51%
Nominal Interest Rate		9.50%
Current, Maturity		$ 1,212
Non-current, Maturity		4,764
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014 FINAME [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		319
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014 FINAME [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		893
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014 FINAME [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,191
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014 FINAME [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,191
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014 FINAME [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,191
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014 FINAME [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,191
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014-A [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.99%
Nominal Interest Rate		9.75%
Current, Maturity		$ 7,720
Non-current, Maturity		15,284
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014-A [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,989
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014-A [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		5,731
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014-A [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,642
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014-A [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 7,642
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014-B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.88%
Nominal Interest Rate		9.87%
Current, Maturity		$ 9,533
Non-current, Maturity		19,002
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014-B [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,407
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014-B [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		7,126
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014-B [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,501
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES CAPEX 2014-B [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 9,501
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A1- ITAÚ (IPCA) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		13.22%
Nominal Interest Rate		13.21%
Current, Maturity		$ 11,726
Non-current, Maturity		25,638
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A1- ITAÚ (IPCA) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		3,180
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A1- ITAÚ (IPCA) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		8,546
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A1- ITAÚ (IPCA) [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		8,546
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A1- ITAÚ (IPCA) [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		8,546
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A1- ITAÚ (IPCA) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 8,546
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B1- ITAÚ (TJLP) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.91%
Nominal Interest Rate		10.80%
Current, Maturity		$ 5,805
Non-current, Maturity		15,273
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B1- ITAÚ (TJLP) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,510
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B1- ITAÚ (TJLP) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		4,295
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B1- ITAÚ (TJLP) [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		5,727
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B1- ITAÚ (TJLP) [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		5,727
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B1- ITAÚ (TJLP) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,819
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C1- ITAÚ (TJLP) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.93%
Nominal Interest Rate		10.80%
Current, Maturity		$ 1,334
Non-current, Maturity		3,509
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C1- ITAÚ (TJLP) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		347
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C1- ITAÚ (TJLP) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		987
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C1- ITAÚ (TJLP) [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,316
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C1- ITAÚ (TJLP) [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,316
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C1- ITAÚ (TJLP) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 877
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A2- BRADESCO (IPCA) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		12.69%
Nominal Interest Rate		12.68%
Current, Maturity		$ 7,431
Non-current, Maturity		16,416
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A2- BRADESCO (IPCA) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,959
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A2- BRADESCO (IPCA) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		5,472
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A2- BRADESCO (IPCA) [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		5,472
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A2- BRADESCO (IPCA) [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		5,472
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A2- BRADESCO (IPCA) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 5,472
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B2- BRADESCO (TJLP) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.91%
Nominal Interest Rate		10.80%
Current, Maturity		$ 3,715
Non-current, Maturity		9,773
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B2- BRADESCO (TJLP) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		966
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B2- BRADESCO (TJLP) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,749
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B2- BRADESCO (TJLP) [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,665
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B2- BRADESCO (TJLP) [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,665
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B2- BRADESCO (TJLP) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 2,443
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C2- BRADESCO (TJLP) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.93%
Nominal Interest Rate		10.80%
Current, Maturity		$ 854
Non-current, Maturity		2,245
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C2- BRADESCO (TJLP) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		222
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C2- BRADESCO (TJLP) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		632
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C2- BRADESCO (TJLP) [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		842
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C2- BRADESCO (TJLP) [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		842
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C2- BRADESCO (TJLP) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 561
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A3- SANTANDER (IPCA) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		12.69%
Nominal Interest Rate		12.68%
Current, Maturity		$ 5,341
Non-current, Maturity		11,799
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A3- SANTANDER (IPCA) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,408
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A3- SANTANDER (IPCA) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		3,933
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A3- SANTANDER (IPCA) [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,933
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A3- SANTANDER (IPCA) [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,933
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES A3- SANTANDER (IPCA) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,933
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B3- SANTANDER (TJLP) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.91%
Nominal Interest Rate		10.80%
Current, Maturity		$ 2,670
Non-current, Maturity		7,024
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B3- SANTANDER (TJLP) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		694
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B3- SANTANDER (TJLP) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,976
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B3- SANTANDER (TJLP) [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,634
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B3- SANTANDER (TJLP) [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,634
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES B3- SANTANDER (TJLP) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,756
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C3- SANTANDER (TJLP) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.92%
Nominal Interest Rate		10.80%
Current, Maturity		$ 614
Non-current, Maturity		1,615
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C3- SANTANDER (TJLP) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		160
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C3- SANTANDER (TJLP) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		454
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C3- SANTANDER (TJLP) [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		605
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C3- SANTANDER (TJLP) [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		605
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | BNDES C3- SANTANDER (TJLP) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 405
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | CITIBANK TRADE 53543 (III) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		1.91%
Nominal Interest Rate		1.90%
Current, Maturity		$ 37,150
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | CITIBANK TRADE 53543 (III) [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		31
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | CITIBANK TRADE 53543 (III) [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 37,119
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | CITIBANK TRADE 51301 (II) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.77%
Nominal Interest Rate		3.76%
Current, Maturity		$ 31
Non-current, Maturity		97,220
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | CITIBANK TRADE 51301 (II) [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		31
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | CITIBANK TRADE 51301 (II) [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 97,220
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Banco Santander [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.03%
Nominal Interest Rate		5.02%
Current, Maturity		$ 76,126
Enel Distribucion Rio S A Ex Ampla Energia S A | Brazil | Banco Santander [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 76,126
Enel Distribución Río | Brazil | Itau Bba International Plc [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | Itau Bba International Plc [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | Itau Bba International Plc [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | Itau Bba International Plc [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | Citibank [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | Citibank [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | Citibank [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | Citibank [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | Bnp Paribas 4131 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Río | Brazil | Bnp Paribas 4131 [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | Bnp Paribas 4131 [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | Bnp Paribas 4131 [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | Bnp Paribas 4131 [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012 FINAME [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012 FINAME [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012 FINAME [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012 FINAME [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012 FINAME [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-A [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-A [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-A [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-A [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-A [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-B [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-B [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-B [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-B [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-B [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-F [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-F [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-F [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-F [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | BNDES CAPEX 2012-F [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | SCOTIABANK 4131 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Río | Brazil | SCOTIABANK 4131 [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | SCOTIABANK 4131 [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | SCOTIABANK 4131 [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Río | Brazil | SCOTIABANK 4131 [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 0
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.83%	8.23%
Nominal Interest Rate	8.55%	7.99%
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 648
Non-current, Maturity		$ 613
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	648	613
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	58,860	59,535
Codensa [Member] | Colombia | Bonds B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 58,860	$ 59,535
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.50%	6.92%
Nominal Interest Rate	7.30%	6.74%
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 79
Non-current, Maturity		$ 74
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	79	74
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	56,321	56,967
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 56,321
Codensa [Member] | Colombia | Bonds B7-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 56,967
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.70%	7.70%
Nominal Interest Rate	7.49%	7.49%
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 27,494
Non-current, Maturity		$ 97
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	96	97
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 27,398
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		27,714
Codensa [Member] | Colombia | Bonds E4-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 27,714
Codensa [Member] | Colombia | Bonds E2-17 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.04%
Nominal Interest Rate		6.86%
Codensa [Member] | Colombia | Bonds E2-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 49,481
Codensa [Member] | Colombia | Bonds E2-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 49,481
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.39%	7.39%
Nominal Interest Rate	7.39%	7.39%
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,959
Non-current, Maturity		$ 5,016
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,959	5,016
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	82,198	83,141
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 82,198
Codensa [Member] | Colombia | Bonds E5-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 83,141
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.46%	6.46%
Nominal Interest Rate	6.31%	6.31%
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 253
Non-current, Maturity		$ 256
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	253	256
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	60,887	61,586
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 60,887
Codensa [Member] | Colombia | Bonds E7-17 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 61,586
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.74%	6.74%
Nominal Interest Rate	6.58%	6.58%
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 900
Non-current, Maturity		$ 910
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	900	910
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	60,887	61,586
Codensa [Member] | Colombia | Bonds E7-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 60,887	$ 61,586
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.57%	6.98%
Nominal Interest Rate	7.36%	6.80%
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 805
Non-current, Maturity		$ 753
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	805	753
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	48,710	49,269
Codensa [Member] | Colombia | Bonds B12-18 | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 48,710	$ 49,269
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.77%
Nominal Interest Rate	6.60%
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 751
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	751
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	59,365
Codensa [Member] | Colombia | Bonds B5-18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 59,365
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.30%
Nominal Interest Rate	6.16%
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 360
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	360
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	85,242
Codensa [Member] | Colombia | Bonds E4-19 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 85,242
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.53%
Nominal Interest Rate	7.33%
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 306
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	306
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	60,887
Codensa [Member] | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	60,887
Codensa [Member] | Colombia | Bank of Tokyo [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.49%
Nominal Interest Rate		8.32%
Current, Maturity		$ 63,094
Codensa [Member] | Colombia | Bank of Tokyo [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 63,094
Codensa [Member] | Colombia | Bank Of Tokyo One [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.01%
Nominal Interest Rate		8.82%
Current, Maturity		$ 25,187
Non-current, Maturity		24,942
Codensa [Member] | Colombia | Bank Of Tokyo One [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		244
Codensa [Member] | Colombia | Bank Of Tokyo One [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		24,943
Codensa [Member] | Colombia | Bank Of Tokyo One [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 24,942
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.90%
Nominal Interest Rate		6.69%
Current, Maturity		$ 753
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 753
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | Banco de Bogota S.A. [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | Banco AV Villas [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.49%
Nominal Interest Rate		6.30%
Current, Maturity		$ 384
Codensa [Member] | Colombia | Banco AV Villas [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 384
Codensa [Member] | Colombia | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.55%
Nominal Interest Rate		6.36%
Current, Maturity		$ 585
Codensa [Member] | Colombia | Banco Popular [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		200
Codensa [Member] | Colombia | Banco Popular [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 385
Codensa [Member] | Colombia | Banco Popular [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.60%
Nominal Interest Rate		6.40%
Current, Maturity		$ 1,518
Codensa [Member] | Colombia | Banco Popular [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		386
Codensa [Member] | Colombia | Banco Popular [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,132
Codensa [Member] | Colombia | BBVA [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.15%
Nominal Interest Rate		5.03%
Current, Maturity		$ 304
Non-current, Maturity		67
Codensa [Member] | Colombia | BBVA [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		79
Codensa [Member] | Colombia | BBVA [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	225
Codensa [Member] | Colombia | BBVA [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 67
Codensa [Member] | Colombia | BBVA [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Two [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.24%
Nominal Interest Rate		5.12%
Current, Maturity		$ 259
Non-current, Maturity		57
Codensa [Member] | Colombia | BBVA Two [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		66
Codensa [Member] | Colombia | BBVA Two [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	193
Codensa [Member] | Colombia | BBVA Two [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 57
Codensa [Member] | Colombia | BBVA Two [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Two [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Two [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Two [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Three [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.28%
Nominal Interest Rate		5.16%
Current, Maturity		$ 140
Non-current, Maturity		31
Codensa [Member] | Colombia | BBVA Three [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		35
Codensa [Member] | Colombia | BBVA Three [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	105
Codensa [Member] | Colombia | BBVA Three [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 31
Codensa [Member] | Colombia | BBVA Three [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Three [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Three [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Three [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Four [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.15%
Nominal Interest Rate		5.03%
Current, Maturity		$ 513
Non-current, Maturity		220
Codensa [Member] | Colombia | BBVA Four [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		134
Codensa [Member] | Colombia | BBVA Four [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	379
Codensa [Member] | Colombia | BBVA Four [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 220
Codensa [Member] | Colombia | BBVA Four [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Four [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Four [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Four [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Five [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.24%
Nominal Interest Rate		5.12%
Current, Maturity		$ 333
Non-current, Maturity		144
Codensa [Member] | Colombia | BBVA Five [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		85
Codensa [Member] | Colombia | BBVA Five [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	248
Codensa [Member] | Colombia | BBVA Five [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 144
Codensa [Member] | Colombia | BBVA Five [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Five [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Five [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Five [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Six [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.32%
Nominal Interest Rate		5.20%
Current, Maturity		$ 317
Non-current, Maturity		138
Codensa [Member] | Colombia | BBVA Six [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		80
Codensa [Member] | Colombia | BBVA Six [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	237
Codensa [Member] | Colombia | BBVA Six [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 138
Codensa [Member] | Colombia | BBVA Six [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Six [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Six [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Six [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Seven [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.98%
Nominal Interest Rate		5.82%
Current, Maturity		$ 811
Non-current, Maturity		819
Codensa [Member] | Colombia | BBVA Seven [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		206
Codensa [Member] | Colombia | BBVA Seven [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	605
Codensa [Member] | Colombia | BBVA Seven [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		655
Codensa [Member] | Colombia | BBVA Seven [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0	$ 164
Codensa [Member] | Colombia | BBVA Seven [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Seven [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Seven [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Eight [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.81%
Nominal Interest Rate		5.66%
Current, Maturity		$ 401
Non-current, Maturity		465
Codensa [Member] | Colombia | BBVA Eight [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		108
Codensa [Member] | Colombia | BBVA Eight [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	293
Codensa [Member] | Colombia | BBVA Eight [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		310
Codensa [Member] | Colombia | BBVA Eight [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0	$ 155
Codensa [Member] | Colombia | BBVA Eight [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Eight [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Eight [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Nine [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.90%
Nominal Interest Rate		5.75%
Current, Maturity		$ 607
Non-current, Maturity		714
Codensa [Member] | Colombia | BBVA Nine [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		158
Codensa [Member] | Colombia | BBVA Nine [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	449
Codensa [Member] | Colombia | BBVA Nine [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		476
Codensa [Member] | Colombia | BBVA Nine [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0	$ 238
Codensa [Member] | Colombia | BBVA Nine [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Nine [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Nine [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Ten [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Codensa [Member] | Colombia | BBVA Ten [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Ten [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Ten [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | BBVA Ten [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | Banco Agrario [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.30%
Nominal Interest Rate		6.13%
Current, Maturity		$ 2,046
Non-current, Maturity		2,736
Codensa [Member] | Colombia | Banco Agrario [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		537
Codensa [Member] | Colombia | Banco Agrario [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	1,509
Codensa [Member] | Colombia | Banco Agrario [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,564
Codensa [Member] | Colombia | Banco Agrario [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0	$ 1,172
Codensa [Member] | Colombia | Banco Agrario [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | Banco Agrario [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | Banco Agrario [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | MUFG BANK LTD [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Codensa [Member] | Colombia | MUFG BANK LTD [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | MUFG BANK LTD [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | MUFG BANK LTD [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Codensa [Member] | Colombia | MUFG BANK LTD [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 0
Codensa [Member] | Colombia | Interest Bonds B5- 18 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.18%
Nominal Interest Rate		6.04%
Codensa [Member] | Colombia | Interest Bonds B5- 18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 696
Codensa [Member] | Colombia | Interest Bonds B5- 18 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		696
Codensa [Member] | Colombia | Interest Bonds B5- 18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		60,046
Codensa [Member] | Colombia | Interest Bonds B5- 18 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 60,046
Chinango S.A.C. | Peru | Bank of Nova Scotia [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.52%
Nominal Interest Rate		3.40%
Current, Maturity		$ 424
Chinango S.A.C. | Peru | Bank of Nova Scotia [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 424
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.26%
Nominal Interest Rate	7.25%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 177
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	177
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	86,418
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	43,503
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 1 SERIE (CEAR15) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 42,915
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.99%
Nominal Interest Rate	10.50%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 98
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	98
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	39,972
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,525
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 5ª EMISSAO - 2 SERIE (CEAR25) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 18,447
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.95%
Nominal Interest Rate	6.95%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 21
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	21
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,944
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSaO - 1 SERIE (CEAR16) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 9,944
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.02%
Nominal Interest Rate	9.10%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 179
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	179
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	69,606
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	36,218
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 6ª EMISSAO - 2 SERIE (CEAR26) [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 33,388
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.48%
Nominal Interest Rate	6.47%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,400
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,400
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	85,923
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	42,781
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE17) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 43,142
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.22%
Nominal Interest Rate	7.36%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,752
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,752
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,539
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | DEBENTURES 7ª EMISSAO - 1 SERIE (COCE27) [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	76,539
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.04%
Nominal Interest Rate		3.00%
Current, Maturity		$ 1,068
Non-current, Maturity		3,722
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		271
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	797
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		1,064
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0	1,063
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0	1,063
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0	$ 532
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012 FINAME [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-A [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.69%
Nominal Interest Rate		9.45%
Current, Maturity		$ 3,481
Non-current, Maturity		1,732
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-A [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		883
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-A [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	2,598
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-A [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,732
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-A [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-A [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-A [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-A [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.71%
Nominal Interest Rate		10.45%
Current, Maturity		$ 3,483
Non-current, Maturity		1,732
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-B [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		885
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-B [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	2,598
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-B [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,732
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-B [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-B [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-B [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-B [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-F [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.82%
Nominal Interest Rate		6.65%
Current, Maturity		$ 64
Non-current, Maturity		65
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-F [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		16
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-F [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	48
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-F [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 65
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-F [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-F [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-F [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2012-F [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014 FINAME [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.51%
Nominal Interest Rate		9.50%
Current, Maturity		$ 567
Non-current, Maturity		2,228
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014 FINAME [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		149
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014 FINAME [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		418
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014 FINAME [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		557
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014 FINAME [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		557
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014 FINAME [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		557
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014 FINAME [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 557
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014-A [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.99%
Nominal Interest Rate		9.75%
Current, Maturity		$ 4,605
Non-current, Maturity		9,116
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014-A [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,186
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014-A [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		3,419
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014-A [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,558
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014-A [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 4,558
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014-B [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.88%
Nominal Interest Rate		9.87%
Current, Maturity		$ 5,594
Non-current, Maturity		11,148
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014-B [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,412
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014-B [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		4,182
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014-B [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		5,574
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNDES CAPEX 2014-B [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 5,574
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco Itau [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.01%
Nominal Interest Rate		10.00%
Current, Maturity		$ 13,146
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco Itau [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 13,146
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco Itaú (Nota Promissória) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.80%
Nominal Interest Rate		6.79%
Current, Maturity		$ 2,041
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco Itaú (Nota Promissória) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 2,041
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.76%
Nominal Interest Rate		3.75%
Current, Maturity		$ 9
Non-current, Maturity		1,141
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		9
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,141
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Brasil [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BB AGRO) [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.00%
Nominal Interest Rate		6.93%
Current, Maturity		$ 19,524
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BB AGRO) [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		173
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BB AGRO) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 19,351
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.05%
Nominal Interest Rate		7.04%
Current, Maturity		$ 21
Non-current, Maturity		1,635
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		21
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,635
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BANCO DO BRASIL (BOND P) [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.34%
Nominal Interest Rate		6.33%
Current, Maturity		$ 437
Non-current, Maturity		36,102
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		137
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		300
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,009
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,513
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,513
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,513
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº One [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 19,554
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.34%
Nominal Interest Rate		6.33%
Current, Maturity		$ 377
Non-current, Maturity		31,216
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		118
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | More than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		259
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,601
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Two to three years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,903
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Three to four years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,902
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Four to five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,902
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 0
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | BNB Nº Two [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 16,908
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.01%
Nominal Interest Rate		10.00%
Current, Maturity		$ 1,374
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Banco do Nordeste [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1,374
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR15 [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.34%
Nominal Interest Rate		7.33%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR15 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 226
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR15 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		226
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR15 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		90,304
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR15 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		45,152
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR15 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 45,152
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR25 [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.31%
Nominal Interest Rate		10.30%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR25 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 36
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR25 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		36
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR25 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		39,196
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR25 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		20,821
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR25 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 18,375
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.80%
Nominal Interest Rate		6.79%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 38,702
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 38,702
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR16 [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.50%
Nominal Interest Rate		7.49%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 26
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		26
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,321
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 10,321
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR26 [Member] | Secured And Unsecured Liabilities [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		11.10%
Nominal Interest Rate		10.51%
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR26 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 166
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR26 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		166
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR26 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		69,525
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Debentures CEAR26 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 69,525
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.44%
Nominal Interest Rate	6.34%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 273
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	273
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,001
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 8va Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 10,001
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.41%
Nominal Interest Rate	6.31%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 12
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	12
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	7,538
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO CONTINENTAL Terc Prog 1ra Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 7,538
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.86%
Nominal Interest Rate	5.78%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 10,147
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	145
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | BANCO SCOTIABANK Cuarto Prog 5ta Emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 10,002
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.58%
Nominal Interest Rate	7.44%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 9,315
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	269
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 5ta mision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 9,046
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.15%
Nominal Interest Rate	6.06%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 127
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	127
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,076
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 11ra emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 15,076
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.64%
Nominal Interest Rate	5.56%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 295
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	295
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,076
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 13ra emisión Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 15,076
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.06%
Nominal Interest Rate	5.00%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 89
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	89
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,061
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 15va emision Serie A [mEMBER] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 12,061
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.19%
Nominal Interest Rate	5.13%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 333
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	333
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	15,076
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 12va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 15,076
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.86%
Nominal Interest Rate	6.75%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,434
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	359
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,075
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.41%
Nominal Interest Rate	7.28%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 275
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	275
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	10,704
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 5ta emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 10,704
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.61%
Nominal Interest Rate	6.50%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,185
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 1ra emision Serie B [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,185
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.51%
Nominal Interest Rate	7.38%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 148
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	148
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	18,091
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 8va emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 18,091
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.90%
Nominal Interest Rate	6.78%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 449
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	449
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,152
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 9na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 30,152
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.44%
Nominal Interest Rate	6.34%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 57
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	57
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	18,091
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 10ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 18,091
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.44%
Nominal Interest Rate	6.34%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 434
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	434
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	24,122
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 2da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 24,122
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.29%
Nominal Interest Rate	8.12%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 491
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	491
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,108
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 19na emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 21,108
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.19%
Nominal Interest Rate	6.09%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 888
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	888
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,153
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 20da emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 30,153
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.09%
Nominal Interest Rate	6.00%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 284
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	284
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	21,832
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 5to Programa - 21ma emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 21,832
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.80%
Nominal Interest Rate	5.72%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 225
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	225
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,152
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 1 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 30,152
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.45%
Nominal Interest Rate	5.38%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 446
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	446
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,152
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 2 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 30,152
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.99%
Nominal Interest Rate	5.91%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 283
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	283
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	39,198
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 3 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 39,198
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	5.13%
Nominal Interest Rate	5.06%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 648
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	648
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,137
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 6to Programa - 4 emision Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,137
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.38%
Nominal Interest Rate	6.28%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 162
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	162
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,061
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Bonds 4ta Programa - 9na emisión Serie A [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	12,061
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Perú [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Perú [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Perú [Member] | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Perú [Member] | Four to five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco de Credito del Perú [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 0
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.41%
Nominal Interest Rate		6.31%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 12
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		12
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		7,397
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 7,397
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.38%
Nominal Interest Rate		6.28%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 7,625
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		228
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 7,397
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Three [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.93%
Nominal Interest Rate		7.78%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Three [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 8,447
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Three [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 8,447
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Four [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.86%
Nominal Interest Rate		6.75%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Four [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 352
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Four [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		352
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Four [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		14,795
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Four [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 14,795
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Five [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.80%
Nominal Interest Rate		5.72%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Five [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 221
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Five [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		221
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Five [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		29,589
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Five [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 29,589
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Microfondo [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.15%
Nominal Interest Rate		7.03%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Microfondo [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 6,110
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Microfondo [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 6,110
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Six [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.61%
Nominal Interest Rate		6.50%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Six [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 107
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Six [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		107
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Six [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		14,795
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Six [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 14,795
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Seven [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.15%
Nominal Interest Rate		6.06%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Seven [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 125
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Seven [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		125
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Seven [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		14,795
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Seven [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 14,795
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Microfondo One [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.64%
Nominal Interest Rate		5.56%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Microfondo One [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 290
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Microfondo One [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		290
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Microfondo One [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		14,795
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Microfondo One [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 14,795
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eight [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.06%
Nominal Interest Rate		5.00%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eight [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 87
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eight [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		87
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eight [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		11,836
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eight [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 11,836
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Nine [member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.19%
Nominal Interest Rate		5.13%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Nine [member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 326
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Nine [member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		326
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Nine [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		14,795
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Nine [member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 14,795
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Interseguro [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.38%
Nominal Interest Rate		6.28%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Interseguro [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 159
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Interseguro [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		159
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Interseguro [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		11,836
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Interseguro [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 11,836
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Ten [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.41%
Nominal Interest Rate		7.28%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Ten [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 270
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Ten [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		270
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Ten [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		10,504
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Ten [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 10,504
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP Prima [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.58%
Nominal Interest Rate		7.44%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP Prima [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 264
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP Prima [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		264
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP Prima [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		8,876
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | AFP Prima [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 8,876
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eleven [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.51%
Nominal Interest Rate		7.38%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eleven [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 145
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eleven [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		145
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eleven [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		17,754
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eleven [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 17,754
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Twelve [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.90%
Nominal Interest Rate		6.78%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Twelve [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 440
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Twelve [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		440
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Twelve [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		29,589
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Twelve [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 29,589
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Thirteen [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.44%
Nominal Interest Rate		6.34%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Thirteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 56
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Thirteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		56
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Thirteen [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		17,754
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Thirteen [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 17,754
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Fourteen [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.93%
Nominal Interest Rate		5.84%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Fourteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 29,675
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Fourteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 29,675
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Fifteen [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.44%
Nominal Interest Rate		6.34%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Fifteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 425
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Fifteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		425
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Fifteen [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		23,671
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Fifteen [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 23,671
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental sixteen [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.22%
Nominal Interest Rate		6.12%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental sixteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 21,292
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental sixteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		579
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental sixteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 20,713
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Seventeen [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.45%
Nominal Interest Rate		5.38%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Seventeen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 444
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Seventeen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		444
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Seventeen [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		29,589
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Seventeen [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 29,589
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eighteen [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		8.29%
Nominal Interest Rate		8.12%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eighteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 481
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eighteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		481
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eighteen [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		20,713
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Eighteen [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 20,713
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Nineteen [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.19%
Nominal Interest Rate		6.09%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Nineteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 872
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Nineteen [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		872
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Nineteen [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		29,589
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Nineteen [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 29,589
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Twenty [Member] | Secured And Unsecured Liabilities [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.09%
Nominal Interest Rate		6.00%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Twenty [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 279
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Twenty [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		279
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Twenty [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		21,424
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Continental Twenty [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 21,424
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Scotiabank [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.87%
Nominal Interest Rate		5.78%
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Scotiabank [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 145
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Scotiabank [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		145
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Scotiabank [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,998
Enel Distribucion Peru S.A. (ex Edelnor S.A.A.) [Member] | Peru | Banco Scotiabank [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 9,998
Emgesa S.A. E.S.P. | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.24%
Nominal Interest Rate		8.94%
Emgesa S.A. E.S.P. | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 49,902
Emgesa S.A. E.S.P. | Colombia | Bonds B10-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 49,902
Emgesa S.A. E.S.P. | Colombia | Bonds B6 - 13 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.66%
Nominal Interest Rate		7.45%
Emgesa S.A. E.S.P. | Colombia | Bonds B6 - 13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,287
Emgesa S.A. E.S.P. | Colombia | Bonds B6 - 13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		65
Emgesa S.A. E.S.P. | Colombia | Bonds B6 - 13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 15,222
Emgesa S.A. E.S.P. | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.16%	9.56%
Nominal Interest Rate	9.80%	9.24%
Emgesa S.A. E.S.P. | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 231
Non-current, Maturity		$ 221
Emgesa S.A. E.S.P. | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	231	221
Emgesa S.A. E.S.P. | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	16,897	17,090
Emgesa S.A. E.S.P. | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 16,897
Emgesa S.A. E.S.P. | Colombia | Bonds B15-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 17,090
Emgesa S.A. E.S.P. | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	10.17%	9.57%
Nominal Interest Rate	9.81%	9.24%
Emgesa S.A. E.S.P. | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 667
Non-current, Maturity		$ 636
Emgesa S.A. E.S.P. | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	667	636
Emgesa S.A. E.S.P. | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,271	27,584
Emgesa S.A. E.S.P. | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,271
Emgesa S.A. E.S.P. | Colombia | Bonds B12-09 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 27,584
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.11%	9.11%
Nominal Interest Rate	8.75%	8.75%
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,333
Non-current, Maturity		$ 2,360
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	2,333	2,360
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	27,152	27,714
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 27,152
Emgesa S.A. E.S.P. | Colombia | Bonds Exterior [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 27,714
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	9.11%	9.11%
Nominal Interest Rate	8.75%	8.75%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 16,766
Non-current, Maturity		$ 16,958
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	16,766	16,958
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	196,897	198,679
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 196,897
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 198,679
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.50%	6.91%
Nominal Interest Rate	7.29%	6.73%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 347
Non-current, Maturity		$ 324
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	347	324
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	91,293	92,330
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 91,293
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 92,330
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.62%	7.03%
Nominal Interest Rate	7.41%	6.85%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 235
Non-current, Maturity		$ 220
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	235	220
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	60,844	61,538
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B15 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 60,844	$ 61,538
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.82%	7.23%
Nominal Interest Rate	7.60%	7.04%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 543
Non-current, Maturity		$ 509
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	543	509
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	56,717	57,362
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 56,717
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B10-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 57,362
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.94%	8.43%
Nominal Interest Rate	8.65%	8.18%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 556
Non-current, Maturity		$ 526
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	556	526
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	110,458	111,716
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B12-13 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 110,458	$ 111,716
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-13 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.66%
Nominal Interest Rate		7.45%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 47,164
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		201
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-13 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 46,963
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.15%	7.56%
Nominal Interest Rate	7.91%	7.35%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 493
Non-current, Maturity		$ 464
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	493	464
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	49,432	49,997
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B16-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 49,432	$ 49,997
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.39%	6.80%
Nominal Interest Rate	7.20%	6.64%
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 40,259
Non-current, Maturity		$ 338
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	362	338
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 39,897
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		40,346
Emgesa S.A. E.S.P. | Colombia | Bonds Quimbo B6-14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 40,346
Emgesa S.A. E.S.P. | Colombia | Bonds B3-16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.87%
Nominal Interest Rate		6.70%
Emgesa S.A. E.S.P. | Colombia | Bonds B3-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 72,999
Emgesa S.A. E.S.P. | Colombia | Bonds B3-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 72,999
Emgesa S.A. E.S.P. | Colombia | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.39%	6.80%
Nominal Interest Rate	7.20%	6.64%
Emgesa S.A. E.S.P. | Colombia | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 33,790
Non-current, Maturity		$ 283
Emgesa S.A. E.S.P. | Colombia | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	304	283
Emgesa S.A. E.S.P. | Colombia | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 33,486
Emgesa S.A. E.S.P. | Colombia | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		33,862
Emgesa S.A. E.S.P. | Colombia | Bonds B6 -14 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 33,862
Emgesa S.A. E.S.P. | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	8.71%	8.11%
Nominal Interest Rate	8.44%	7.88%
Emgesa S.A. E.S.P. | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,042
Non-current, Maturity		$ 984
Emgesa S.A. E.S.P. | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,042	984
Emgesa S.A. E.S.P. | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	88,267	89,263
Emgesa S.A. E.S.P. | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 88,267
Emgesa S.A. E.S.P. | Colombia | Bonds B7-16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 89,263
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.59%	7.59%
Nominal Interest Rate	7.38%	7.38%
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 92
Non-current, Maturity		$ 93
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	92	93
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	91,264	92,290
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	91,264
Emgesa S.A. E.S.P. | Colombia | Bonds E6 -16 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 92,290
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.37%
Nominal Interest Rate		6.27%
Current, Maturity		$ 9,334
Non-current, Maturity		36,952
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		9,334
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | One to two years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,619
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,238
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,238
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,238
Emgesa S.A. E.S.P. | Colombia | BBVA Colombia [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 4,619
Enel Perú S.A [Member] | Peru | Banco Scotiabank [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.40%
Nominal Interest Rate		3.40%
Current, Maturity		$ 25,857
Enel Perú S.A [Member] | Peru | Banco Scotiabank [Member] | More than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 25,857
Enel Green Power Volta Grande [Member] | Brazil | BNP PARIBAS [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		3.63%
Nominal Interest Rate		3.63%
Current, Maturity		$ 267,234
Enel Green Power Volta Grande [Member] | Brazil | BNP PARIBAS [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,249
Enel Green Power Volta Grande [Member] | Brazil | BNP PARIBAS [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 265,985
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Citibank [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.41%
Nominal Interest Rate		7.40%
Current, Maturity		$ 33,561
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Citibank [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 33,561
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | CITIBANK 4131 CELG I [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | CITIBANK 4131 CELG I [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | CITIBANK 4131 CELG I [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | CITIBANK 4131 CELG I [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | CITIBANK 4131 CELG I [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | SCOTIABANK 4131 CELG [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | SCOTIABANK 4131 CELG [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | SCOTIABANK 4131 CELG [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | SCOTIABANK 4131 CELG [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | SCOTIABANK 4131 CELG [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | SCOTIABANK 4131 CELG II [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | SCOTIABANK 4131 CELG II [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | SCOTIABANK 4131 CELG II [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | SCOTIABANK 4131 CELG II [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | SCOTIABANK 4131 CELG II [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BNP 4131 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BNP 4131 [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BNP 4131 [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BNP 4131 [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BNP 4131 [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BBVA Colombia [Member] | More than 90 Days [Member] | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BBVA Colombia [Member] | Two to three years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BBVA Colombia [Member] | Three to four years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BBVA Colombia [Member] | Four to five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | BBVA Colombia [Member] | More than five years | Colombian peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 0
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0720L401 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.63%
Nominal Interest Rate		4.62%
Current, Maturity		$ 1,522
Non-current, Maturity		75,601
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0720L401 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,522
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0720L401 [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 75,601
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0820L401 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.60%
Nominal Interest Rate		4.59%
Current, Maturity		$ 1,391
Non-current, Maturity		95,108
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0820L401 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,391
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0820L401 [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 95,108
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0221L401 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.46%
Nominal Interest Rate		5.45%
Current, Maturity		$ 542
Non-current, Maturity		30,462
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0221L401 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		542
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0221L401 [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 30,462
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0718L401 [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		5.77%
Nominal Interest Rate		5.76%
Current, Maturity		$ 909
Non-current, Maturity		40,345
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0718L401 [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		909
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Itau 4131 CELG - CE 0718L401 [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 40,345
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Bndes_Finame_Giro [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		10.06%
Nominal Interest Rate		9.61%
Current, Maturity		$ 167
Non-current, Maturity		25,885
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Bndes_Finame_Giro [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		167
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Bndes_Finame_Giro [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,965
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Bndes_Finame_Giro [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		8,368
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Bndes_Finame_Giro [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		8,368
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Bndes_Finame_Giro [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 4,184
Enel Américas S.A. | Chile | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.21%
Nominal Interest Rate		4.00%
Enel Américas S.A. | Chile | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 4,466
Enel Américas S.A. | Chile | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		4,466
Enel Américas S.A. | Chile | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,242
Enel Américas S.A. | Chile | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 3,242
Enel Américas S.A. | Chile | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.02%	7.02%
Nominal Interest Rate	5.75%	5.75%
Enel Américas S.A. | Chile | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 6,228
Non-current, Maturity		$ 6,197
Enel Américas S.A. | Chile | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,228
Non-current, Maturity		6,197
Enel Américas S.A. | Chile | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	9,766	596,912
Enel Américas S.A. | Chile | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	6,543	6,493
Enel Américas S.A. | Chile | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	3,223	6,866
Enel Américas S.A. | Chile | Bonds UF 269 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 583,553
Enel Américas S.A. | Chile | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		7.76%
Nominal Interest Rate		6.60%
Enel Américas S.A. | Chile | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 5
Enel Américas S.A. | Chile | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		5
Enel Américas S.A. | Chile | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		858
Enel Américas S.A. | Chile | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 858
Enel Américas S.A. | Chile | Citibank N.A [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		3.36%
Current, Maturity		$ 35,000
Enel Américas S.A. | Chile | Citibank N.A [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	$ 35,000
Enel Américas S.A. | Chile | Citibank N.A [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | Citibank N.A [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | Citibank N.A [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | Citibank N.A [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | Credit Agricole CIB [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		3.36%
Current, Maturity		$ 37,387
Enel Américas S.A. | Chile | Credit Agricole CIB [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0	$ 37,387
Enel Américas S.A. | Chile | Credit Agricole CIB [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | Credit Agricole CIB [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | Credit Agricole CIB [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | Credit Agricole CIB [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | JP Morgan Chase Bank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		3.36%
Current, Maturity		$ 35,000
Enel Américas S.A. | Chile | JP Morgan Chase Bank [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 35,000
Enel Américas S.A. | Chile | JP Morgan Chase Bank [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | JP Morgan Chase Bank [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | JP Morgan Chase Bank [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | Sumitomo Mitsui Banking [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		3.36%
Current, Maturity		$ 70,000
Enel Américas S.A. | Chile | Sumitomo Mitsui Banking [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 70,000
Enel Américas S.A. | Chile | Societe Generale [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		3.36%
Current, Maturity		$ 35,000
Enel Américas S.A. | Chile | Societe Generale [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 35,000
Enel Américas S.A. | Chile | BBVA New York Branch [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		3.36%
Current, Maturity		$ 35,000
Enel Américas S.A. | Chile | BBVA New York Branch [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 35,000
Enel Américas S.A. | Chile | Linea sobregiro (Banco Santander) [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.00%
Nominal Interest Rate		6.00%
Current, Maturity		$ 1
Enel Américas S.A. | Chile | Linea sobregiro (Banco Santander) [Member] | Less than 90 Days [Member] | Chilean Peso [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 1
Enel Américas S.A. | Chile | BNP Paribas NY [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.99%
Nominal Interest Rate		3.36%
Current, Maturity		$ 105,000
Enel Américas S.A. | Chile | BNP Paribas NY [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		$ 105,000
Enel Américas S.A. | Chile | Itau 4131 CELG - CE 0718L401 [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	0
Enel Américas S.A. | Chile | Itau 4131 CELG - CE 0718L401 [Member] | Two to three years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | Itau 4131 CELG - CE 0718L401 [Member] | Three to four years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | Itau 4131 CELG - CE 0718L401 [Member] | Four to five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	0
Enel Américas S.A. | Chile | Itau 4131 CELG - CE 0718L401 [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 0
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	7.76%
Nominal Interest Rate	6.60%
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 5
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	5
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	858
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 858
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	4.21%
Nominal Interest Rate	4.00%
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,466
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	4,466
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	585,366
Enel Américas S.A. | UNITED STATES | Yankee Bonds due 2026 One [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 585,366
Enel Generacion Peru S.A. [Member] | Peru | Banco Continental Two [Member] | Secured And Unsecured Liabilities [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		6.44%
Nominal Interest Rate		6.34%
Enel Generacion Peru S.A. [Member] | Peru | Banco Continental Two [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 273
Enel Generacion Peru S.A. [Member] | Peru | Banco Continental Two [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		273
Enel Generacion Peru S.A. [Member] | Peru | Banco Continental Two [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		9,998
Enel Generacion Peru S.A. [Member] | Peru | Banco Continental Two [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 9,998
Enel Distribucion Peru S.A. | Peru | Banco de Credito del Perú [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.16%
Nominal Interest Rate		4.10%
Current, Maturity		$ 35
Non-current, Maturity		22,192
Enel Distribucion Peru S.A. | Peru | Banco de Credito del Perú [Member] | Less than 90 Days [Member] | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		35
Enel Distribucion Peru S.A. | Peru | Banco de Credito del Perú [Member] | Two to three years | Peruvian sol [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 22,192
Enel Generación Fortaleza S.A. [Member] | Brazil | Banco Citibank [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.66%
Nominal Interest Rate		4.65%
Current, Maturity		$ 560
Non-current, Maturity		60,398
Enel Generación Fortaleza S.A. [Member] | Brazil | Banco Citibank [Member] | Less than 90 Days [Member] | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		560
Enel Generación Fortaleza S.A. [Member] | Brazil | Banco Citibank [Member] | One to two years | U.S. Dollar [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 60,398
Enel Distribucion Sao Paulo S.A | Brazil | Bradesco DEBENTURES - 14 EMISSAO [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		9.19%
Nominal Interest Rate		8.07%
Enel Distribucion Sao Paulo S.A | Brazil | Bradesco DEBENTURES - 14 EMISSAO [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 46,036
Enel Distribucion Sao Paulo S.A | Brazil | Bradesco DEBENTURES - 14 EMISSAO [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		611
Enel Distribucion Sao Paulo S.A | Brazil | Bradesco DEBENTURES - 14 EMISSAO [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		45,425
Enel Distribucion Sao Paulo S.A | Brazil | Bradesco DEBENTURES - 14 EMISSAO [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		92,062
Enel Distribucion Sao Paulo S.A | Brazil | Bradesco DEBENTURES - 14 EMISSAO [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		45,523
Enel Distribucion Sao Paulo S.A | Brazil | Bradesco DEBENTURES - 14 EMISSAO [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 46,539
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.80%
Nominal Interest Rate	6.79%
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,120
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	1,120
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	171,403
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	84,643
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 1ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 86,760
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 2ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.82%
Nominal Interest Rate	6.27%
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 2ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 944
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 2ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	944
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 2ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	196,215
Enel Distribucion Sao Paulo S.A | Brazil | DEBENTURES - 24ª EMISSAO 2ª SERIE [Member] | Secured And Unsecured Liabilities [Member] | Non Current [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 196,215
Enel Distribucion Sao Paulo S.A | Brazil | 6ª Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.17%
Nominal Interest Rate	6.17%
Enel Distribucion Sao Paulo S.A | Brazil | 6ª Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 53,412
Enel Distribucion Sao Paulo S.A | Brazil | 6ª Nota Promissoria [Member] | Secured And Unsecured Liabilities [Member] | Current [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 53,412
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 1° Protocolo [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		4.00%
Nominal Interest Rate		4.00%
Current, Maturity		$ 1,577
Non-current, Maturity		262
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 1° Protocolo [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		397
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 1° Protocolo [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		1,180
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 1° Protocolo [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 262
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate		11.98%
Nominal Interest Rate		11.80%
Current, Maturity		$ 2,752
Non-current, Maturity		14,113
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | Less than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		703
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | More than 90 Days [Member] | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity		2,049
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | One to two years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		2,918
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | Two to three years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,103
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | Three to four years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,309
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | Four to five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		3,544
Enel Distribucion Sao Paulo S.A | Brazil | FINEP - 2° Protocolo [Member] | More than five years | Brazilian Reals [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity		$ 1,239